RIGHT-OF-USE ASSETS	6 Months Ended
Jun. 30, 2025
Right-of-use Assets
RIGHT-OF-USE ASSETS

9. RIGHT-OF-USE ASSETS

The Company leases office and restaurant premises under non-cancelable operating lease agreements, with an option to renew the leases. Per the new lease standard ASC 842-10-55, these leases are treated as operating leases. Management determined the loan interest rate of 3.50% is the weighted average discount rate for the lease that began in 2025. The rental expense for the six months ended June 30, 2025 and 2024 was $ 15,315 and $52,864, respectively. All leases are on a fixed payment basis. None of the leases include contingent rentals.

Rights-of-use assets, net consisted of the following:

	June 30,	December 31,
	2025	2024
Leased properties under operating lease, cost	$209,858	-
Less: accumulated amortization	(14,913)	-
Right-of-use assets, net	$194,945	-

The Company does not have any variable lease costs. Cash payment made under the lease agreements is $20,466 and $60,262 for the six months ended June 30, 2025 and 2024, respectively. The weighted-average remaining lease term is 2.58 and 0 years as of June 30, 2025 and December 31, 2024. Interest expense was $ 1,442 and $2,653 for the six months ended June 30,2025 and 2024 respectively.

The following table presents maturity of lease liabilities as of June 30, 2025:

2025	$38,141
2026	76,281
2027	79,110
2028	11,883
Total Lease Payments	$205,415
Less: imputed interest	$(9,604)
Present value of lease liabilities	$195,811
Lease liabilities - Current	$70,552
Lease liabilities – Non current	125,259

Amortization expense was recognized as lease expense in general and administrative expense. Non-cash portion of amortization expense was $14,730 and $42,056 for the six months ended June 30, 2025 and 2024, respectively.

The estimated amortization expenses for each of the five succeeding years is as follows:

Year ending	Amortization expense
2025	36,349
2026	72,697
2027	72,697
2028	10,809
Total	$192,552

On January 1, 2025, Xiamen Xinbaihui Digital Technology Co., LTD(“Xiamen Xinbaihui”) entered a lease with Chunshang Xiamen to lease our executive offices to us for a lease term from January 1, 2025 to December 31, 2027, at a monthly net rent of RMB5,000.00 (approximately, $689).

On May 1, 2025, Guangzhou Jingyao Real Estate Co., Ltd. (“Guangzhou Jingyao”) entered a lease with Chunran Guangzhou to lease our executive offices to us for a lease term from May 1, 2025 to February 29, 2028, at a monthly net rent of RMB40,537.35 (approximately, $ 5,589) from May 1, 2025 to February 28, 2027, a monthly net rent of RMB 42,563.85 (approximately, $5,869) from March 1, 2027 to February 29, 2028.